4. Premises and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premises And Equipment Details Narrative
Depreciation expense	$ 2,100	$ 2,400	$ 2,500